Quarterly Holdings Report
for
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
January 31, 2026
NUD-NPRT1-0426
1.9908946.102
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 1.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
CAR Group Ltd	511	9,821
REA Group Ltd	51	6,739
TOTAL COMMUNICATION SERVICES		16,560
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Aristocrat Leisure Ltd	1,186	44,234
Lottery Corp/The	9,854	35,338
TOTAL CONSUMER DISCRETIONARY		79,572
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Woodside Energy Group Ltd	2,928	51,698
Financials - 0.2%
Banks - 0.0%
Commonwealth Bank of Australia	108	11,232
Capital Markets - 0.1%
ASX Ltd	518	20,662
Macquarie Group Ltd	108	15,957
		36,619
Insurance - 0.1%
QBE Insurance Group Ltd	1,474	20,202
Suncorp Group Ltd	718	8,500
		28,702
TOTAL FINANCIALS		76,553
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	114	21,362
Industrials - 0.4%
Commercial Services & Supplies - 0.2%
Brambles Ltd	3,015	47,029
Transportation Infrastructure - 0.2%
Transurban Group unit	6,959	67,601
TOTAL INDUSTRIALS		114,630
Materials - 0.1%
Metals & Mining - 0.1%
Imdex Ltd	6,216	16,405
South32 Ltd	5,899	18,687
TOTAL MATERIALS		35,092
TOTAL AUSTRALIA		395,467
AUSTRIA - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OMV AG	351	20,824
Financials - 0.3%
Banks - 0.3%
Erste Group Bank AG	773	100,332
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	118	8,665
TOTAL AUSTRIA		129,821
BELGIUM - 1.7%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV	192	13,821
Financials - 1.5%
Banks - 1.5%
KBC Ancora	426	39,185
KBC Group NV	2,998	422,532
TOTAL FINANCIALS		461,717
Health Care - 0.2%
Health Care Providers & Services - 0.0%
Fagron	383	10,056
Pharmaceuticals - 0.2%
UCB SA	152	46,016
TOTAL HEALTH CARE		56,072
TOTAL BELGIUM		531,610
BRAZIL - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Wheaton Precious Metals Corp	2,082	274,292
CANADA - 13.0%
Consumer Discretionary - 0.9%
Broadline Retail - 0.6%
Dollarama Inc	1,141	153,765
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	625	41,875
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (a)	367	28,928
Pet Valu Holdings Ltd	1,984	39,778
		68,706
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (a)	435	5,277
TOTAL CONSUMER DISCRETIONARY		269,623
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	4,103	213,459
North West Co Inc/The	413	14,743
TOTAL CONSUMER STAPLES		228,202
Energy - 1.6%
Energy Equipment & Services - 0.1%
Pason Systems Inc	4,545	40,288
Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp	1,007	124,547
Canadian Natural Resources Ltd	4,793	178,217
Imperial Oil Ltd	1,290	130,331
PrairieSky Royalty Ltd	1,766	38,442
		471,537
TOTAL ENERGY		511,825
Financials - 6.2%
Banks - 3.4%
Bank of Montreal	1,684	229,254
National Bank of Canada	2,478	295,271
Royal Bank of Canada	1,612	268,404
Toronto Dominion Bank	2,795	261,221
		1,054,150
Capital Markets - 1.3%
Brookfield Asset Management Ltd Class A	1,432	71,145
Brookfield Corp Class A	3,390	154,531
TMX Group Ltd	4,667	172,299
		397,975
Insurance - 1.5%
Definity Financial Corp	2,213	108,305
Intact Financial Corp	870	158,397
Sun Life Financial Inc	3,273	206,238
		472,940
TOTAL FINANCIALS		1,925,065
Industrials - 1.1%
Commercial Services & Supplies - 0.1%
BOYD GROUP INC	98	16,062
Ground Transportation - 0.8%
Canadian National Railway Co	777	74,747
Canadian Pacific Kansas City Ltd	2,367	175,954
		250,701
Professional Services - 0.2%
Thomson Reuters Corp	701	77,454
TOTAL INDUSTRIALS		344,217
Information Technology - 1.1%
IT Services - 0.8%
Shopify Inc Class A (a)	1,817	238,419
Software - 0.3%
Constellation Software Inc/Canada	64	118,114
TOTAL INFORMATION TECHNOLOGY		356,533
Materials - 1.4%
Chemicals - 0.3%
Nutrien Ltd	1,332	91,708
Metals & Mining - 1.1%
Franco-Nevada Corp	1,352	316,482
OR Royalties Inc	194	7,649
Triple Flag Precious Metals Corp	874	29,468
		353,599
TOTAL MATERIALS		445,307
TOTAL CANADA		4,080,772
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	790	39,435
Lundin Mining Corp	4,309	108,702

TOTAL CHILE		148,137
CHINA - 1.0%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Tencent Holdings Ltd	3,226	247,956
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV Class N	444	25,530
Financials - 0.2%
Banks - 0.2%
BOC Hong Kong Holdings Ltd	9,239	48,773
TOTAL CHINA		322,259
DENMARK - 0.9%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	190	15,350
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	112	15,164
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk A/S Series B	76	4,512
Industrials - 0.8%
Air Freight & Logistics - 0.7%
DSV A/S	747	209,741
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	551	16,702
TOTAL INDUSTRIALS		226,443
Materials - 0.0%
Chemicals - 0.0%
Novonesis Novozymes B Series B	167	10,224
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (a)(b)(c)	545	12,249
TOTAL DENMARK		283,942
FINLAND - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	116	5,109
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Kesko Oyj B Shares	1,082	27,369
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	1,301	33,249
Financials - 0.4%
Insurance - 0.4%
Sampo Oyj A Shares	10,164	113,352
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	498	35,784
Metso Oyj	1,674	32,770
Wartsila OYJ Abp	960	38,918
TOTAL INDUSTRIALS		107,472
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	6,389	41,151
Materials - 0.3%
Paper & Forest Products - 0.3%
Stora Enso Oyj R Shares	3,084	35,598
UPM-Kymmene Oyj	1,551	42,790
TOTAL MATERIALS		78,388
TOTAL FINLAND		406,090
FRANCE - 7.4%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	19	45,696
Kering SA	19	5,931
LVMH Moet Hennessy Louis Vuitton SE	328	211,694
TOTAL CONSUMER DISCRETIONARY		263,321
Consumer Staples - 0.8%
Food Products - 0.8%
Danone SA	2,923	229,046
Personal Care Products - 0.0%
L'Oreal SA	29	13,324
TOTAL CONSUMER STAPLES		242,370
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	1,830	132,646
Financials - 1.5%
Banks - 0.8%
BNP Paribas SA	1,443	156,035
Societe Generale SA Series A	1,058	92,712
		248,747
Capital Markets - 0.0%
Amundi SA (b)(c)	78	6,930
Insurance - 0.7%
AXA SA	4,811	219,377
TOTAL FINANCIALS		475,054
Health Care - 0.7%
Health Care Equipment & Supplies - 0.7%
EssilorLuxottica SA	677	206,960
Industrials - 2.6%
Aerospace & Defense - 1.0%
Airbus SE	1,137	260,317
LISI SA	180	11,415
		271,732
Building Products - 0.1%
Cie de Saint-Gobain SA	466	45,997
Construction & Engineering - 0.1%
Eiffage SA	259	38,360
Electrical Equipment - 0.8%
Legrand SA	1,552	247,790
Ground Transportation - 0.0%
Stef SA	96	14,247
Machinery - 0.1%
Alstom SA (a)	707	22,573
Trading Companies & Distributors - 0.3%
Rexel SA	2,053	86,487
Thermador Groupe	146	13,620
		100,107
Transportation Infrastructure - 0.2%
Getlink SE Series A	2,513	49,775
TOTAL INDUSTRIALS		790,581
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	1,590	43,732
Materials - 0.2%
Chemicals - 0.2%
Air Liquide SA	345	64,606
Real Estate - 0.3%
Diversified REITs - 0.1%
Covivio SA/France	640	40,776
Retail REITs - 0.2%
Unibail-Rodamco-Westfield unit	399	43,985
TOTAL REAL ESTATE		84,761
TOTAL FRANCE		2,304,031
GERMANY - 6.4%
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Bayerische Motoren Werke AG	605	62,692
Specialty Retail - 0.1%
Auto1 Group SE (a)	281	9,293
Fielmann Group AG	204	10,011
		19,304
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	88	15,603
TOTAL CONSUMER DISCRETIONARY		97,599
Consumer Staples - 0.4%
Household Products - 0.3%
Henkel AG & Co KGaA	1,307	107,892
Personal Care Products - 0.1%
Beiersdorf AG	263	31,370
TOTAL CONSUMER STAPLES		139,262
Financials - 1.7%
Banks - 0.2%
Commerzbank AG	1,310	53,867
Capital Markets - 0.4%
Deutsche Boerse AG	487	123,321
Insurance - 1.1%
Allianz SE	354	155,874
Hannover Rueck SE	353	99,921
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	164	99,396
		355,191
TOTAL FINANCIALS		532,379
Health Care - 0.4%
Pharmaceuticals - 0.4%
Bayer AG	1,314	69,500
Merck KGaA	444	66,152
TOTAL HEALTH CARE		135,652
Industrials - 2.2%
Aerospace & Defense - 1.0%
Hensoldt AG	290	28,755
Rheinmetall AG	126	266,075
		294,830
Air Freight & Logistics - 0.0%
Deutsche Post AG	185	10,347
Construction & Engineering - 0.1%
HOCHTIEF AG	109	45,841
Industrial Conglomerates - 0.8%
Siemens AG	685	207,097
Machinery - 0.3%
Gea Group Ag	1,076	77,036
Norma Group SE	440	7,646
		84,682
TOTAL INDUSTRIALS		642,797
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	1,091	53,330
Software - 0.9%
SAP SE	1,371	273,883
TOTAL INFORMATION TECHNOLOGY		327,213
Materials - 0.4%
Chemicals - 0.0%
Evonik Industries AG	632	9,814
Construction Materials - 0.4%
Heidelberg Materials AG	455	124,611
TOTAL MATERIALS		134,425
TOTAL GERMANY		2,009,327
HONG KONG - 0.6%
Financials - 0.3%
Capital Markets - 0.1%
Hong Kong Exchanges & Clearing Ltd	317	17,476
Insurance - 0.2%
Prudential PLC	4,583	75,277
TOTAL FINANCIALS		92,753
Industrials - 0.2%
Ground Transportation - 0.2%
MTR Corp Ltd	11,850	52,454
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Sino Land Co Ltd	32,000	48,253
TOTAL HONG KONG		193,460
INDIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd GDR (b)	200	12,140
IRELAND - 0.5%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	3,030	7,496
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	432	38,303
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	1,684	18,863
Bank of Ireland Group PLC	1,868	37,963
TOTAL FINANCIALS		56,826
Industrials - 0.2%
Building Products - 0.2%
Kingspan Group PLC	623	54,278
TOTAL IRELAND		156,903
ISRAEL - 0.5%
Financials - 0.1%
Banks - 0.1%
Bank Hapoalim BM	1,617	40,101
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	751	25,594
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	45	31,910
Information Technology - 0.2%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	323	14,415
Software - 0.2%
Check Point Software Technologies Ltd (a)	74	13,284
Nice Ltd (a)	175	18,694
		31,978
TOTAL INFORMATION TECHNOLOGY		46,393
TOTAL ISRAEL		143,998
ITALY - 2.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	647	37,586
Financials - 2.0%
Banks - 1.6%
BPER Banca SPA	3,496	49,127
FinecoBank Banca Fineco SpA	2,189	57,992
Intesa Sanpaolo SpA	18,498	130,955
UniCredit SpA	2,917	254,205
		492,279
Financial Services - 0.1%
Banca Mediolanum SpA	1,734	40,615
Insurance - 0.3%
Generali	2,035	82,955
TOTAL FINANCIALS		615,849
Industrials - 0.6%
Aerospace & Defense - 0.3%
Leonardo SpA	1,250	83,533
Commercial Services & Supplies - 0.0%
doValue SpA (a)(b)(c)	2,206	6,841
Electrical Equipment - 0.1%
Prysmian SpA	333	39,650
Machinery - 0.2%
Interpump Group SpA	997	57,766
TOTAL INDUSTRIALS		187,790
TOTAL ITALY		841,225
JAPAN - 16.8%
Communication Services - 0.8%
Entertainment - 0.6%
Capcom Co Ltd	966	24,622
Nintendo Co Ltd	2,646	163,855
		188,477
Interactive Media & Services - 0.0%
LY Corp	1,188	3,042
Wireless Telecommunication Services - 0.2%
KDDI Corp	3,085	52,087
SoftBank Group Corp	660	18,023
		70,110
TOTAL COMMUNICATION SERVICES		261,629
Consumer Discretionary - 1.9%
Automobile Components - 0.3%
Bridgestone Corp	4,700	105,817
Automobiles - 0.5%
Isuzu Motors Ltd	1,275	20,473
Toyota Motor Corp	3,691	83,658
Yamaha Motor Co Ltd	7,079	53,221
		157,352
Broadline Retail - 0.0%
Rakuten Group Inc (a)	2,207	13,191
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	2,100	36,763
Household Durables - 0.8%
Panasonic Holdings Corp	8,600	117,913
Sony Group Corp	4,866	107,285
		225,198
Specialty Retail - 0.2%
Sanrio Co Ltd	300	9,217
USS Co Ltd	2,461	27,145
ZOZO Inc	2,795	23,045
		59,407
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	245	5,881
TOTAL CONSUMER DISCRETIONARY		603,609
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
MatsukiyoCocokara & Co	400	6,405
YAKUODO Holdings Co Ltd	200	2,593
		8,998
Food Products - 0.4%
Ajinomoto Co Inc	5,494	124,961
TOTAL CONSUMER STAPLES		133,959
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ENEOS Holdings Inc	8,345	70,018
San-Ai Obbli Co Ltd	1,262	17,883
TOTAL ENERGY		87,901
Financials - 3.6%
Banks - 2.3%
Mitsubishi UFJ Financial Group Inc	16,200	293,388
Mizuho Financial Group Inc	2,800	121,570
Resona Holdings Inc	800	9,328
Sumitomo Mitsui Financial Group Inc	7,335	258,122
Yokohama Financial Group Inc	4,048	36,724
		719,132
Capital Markets - 0.3%
Daiwa Securities Group Inc	7,614	73,971
Nomura Holdings Inc	2,508	22,728
		96,699
Financial Services - 0.2%
ORIX Corp	1,970	60,036
Insurance - 0.8%
Sompo Holdings Inc	900	31,036
Tokio Marine Holdings Inc	5,594	208,503
		239,539
TOTAL FINANCIALS		1,115,406
Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
Hoya Corp	1,808	302,230
Health Care Technology - 0.0%
Software Service Inc	112	9,263
Pharmaceuticals - 0.0%
Chugai Pharmaceutical Co Ltd	112	6,398
Daiichi Sankyo Co Ltd	297	5,440
		11,838
TOTAL HEALTH CARE		323,331
Industrials - 5.1%
Commercial Services & Supplies - 0.0%
CTS Co Ltd	2,125	13,992
Pronexus Inc	910	6,802
		20,794
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	200	14,203
Mitsubishi Electric Corp	268	8,364
		22,567
Ground Transportation - 0.3%
Hankyu Hanshin Holdings Inc	1,636	45,626
Tokyu Corp	3,456	38,979
		84,605
Industrial Conglomerates - 1.3%
Hitachi Ltd	11,430	396,623
Machinery - 2.0%
Ebara Corp	2,227	67,000
FANUC Corp	1,351	54,249
IHI Corp	577	13,303
Kawasaki Heavy Industries Ltd	200	16,639
Komatsu Ltd	1,337	51,174
Mitsubishi Heavy Industries Ltd	14,075	414,423
		616,788
Passenger Airlines - 0.1%
ANA Holdings Inc	1,600	31,067
Professional Services - 0.6%
BayCurrent Inc	825	29,005
Recruit Holdings Co Ltd	2,826	148,856
		177,861
Trading Companies & Distributors - 0.7%
ITOCHU Corp	12,870	164,769
Marubeni Corp	1,926	63,657
		228,426
TOTAL INDUSTRIALS		1,578,731
Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 0.7%
Azbil Corp	11,400	99,223
Ibiden Co Ltd	400	21,269
Keyence Corp	125	45,587
Yokogawa Electric Corp	1,206	39,961
		206,040
IT Services - 0.9%
Fujitsu Ltd	3,720	103,363
NEC Corp	3,543	119,275
Nomura Research Institute Ltd	406	12,333
Softcreate Holdings Corp	225	3,015
TIS Inc	1,473	42,812
		280,798
Semiconductors & Semiconductor Equipment - 1.5%
Advantest Corp	1,700	280,166
Disco Corp	200	85,250
Renesas Electronics Corp	3,832	63,709
Tokyo Electron Ltd	124	33,041
		462,166
Software - 0.0%
Broadleaf Co Ltd	1,889	8,057
m-up Holdings Inc	1,200	6,397
Miroku Jyoho Service Co Ltd	344	4,292
WingArc1st Inc	300	6,319
		25,065
Technology Hardware, Storage & Peripherals - 0.3%
FUJIFILM Holdings Corp	3,984	79,581
TOTAL INFORMATION TECHNOLOGY		1,053,650
Materials - 0.3%
Chemicals - 0.2%
Mitsubishi Chemical Group Corp	2,171	14,308
Shin-Etsu Chemical Co Ltd	618	20,323
Toray Industries Inc	4,409	32,435
		67,066
Metals & Mining - 0.1%
Sumitomo Metal Mining Co Ltd	662	37,409
TOTAL MATERIALS		104,475
TOTAL JAPAN		5,262,691
LUXEMBOURG - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE	216	17,446
NETHERLANDS - 4.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	12,740	62,394
Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV	559	20,952
Financials - 0.0%
Capital Markets - 0.0%
Van Lanschot Kempen NV depository receipt	197	11,933
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE (a)	10	8,409
Industrials - 0.1%
Construction & Engineering - 0.0%
Koninklijke Heijmans N.V depository receipt	165	13,436
Professional Services - 0.1%
Wolters Kluwer NV	262	24,603
TOTAL INDUSTRIALS		38,039
Information Technology - 3.8%
Semiconductors & Semiconductor Equipment - 3.8%
ASM International NV	116	97,598
ASML Holding NV	678	972,188
BE Semiconductor Industries NV	450	87,746
TOTAL INFORMATION TECHNOLOGY		1,157,532
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	195	13,661
TOTAL NETHERLANDS		1,312,920
NEW ZEALAND - 0.1%
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (a)	96	6,267
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	6,145	20,905
TOTAL NEW ZEALAND		27,172
NORWAY - 0.9%
Consumer Staples - 0.3%
Food Products - 0.3%
Mowi ASA	1,596	36,691
Orkla ASA	4,450	52,770
TOTAL CONSUMER STAPLES		89,461
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Aker BP ASA	1,724	50,375
Equinor ASA	1,107	29,754
TOTAL ENERGY		80,129
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	1,597	45,884
Industrials - 0.2%
Aerospace & Defense - 0.2%
Kongsberg Gruppen ASA	2,105	72,250
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	1,189	4,272
TOTAL NORWAY		291,996
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	3,356	66,553
SINGAPORE - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Singapore Telecommunications Ltd	1,464	5,283
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (a)	290	33,782
Financials - 0.4%
Banks - 0.2%
Oversea-Chinese Banking Corp Ltd	800	13,351
United Overseas Bank Ltd	2,153	64,890
		78,241
Capital Markets - 0.2%
Singapore Exchange Ltd	4,200	58,208
TOTAL FINANCIALS		136,449
Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	3,822	29,444
Industrial Conglomerates - 0.1%
Keppel Ltd	4,886	41,981
TOTAL INDUSTRIALS		71,425
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	880	24,862
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CapitaLand Investment Ltd/Singapore	19,861	48,087
TOTAL SINGAPORE		319,888
SPAIN - 3.8%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	1,002	67,181
Specialty Retail - 0.0%
Industria de Diseno Textil SA	91	5,921
TOTAL CONSUMER DISCRETIONARY		73,102
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	2,328	45,864
Financials - 2.8%
Banks - 2.8%
Banco Bilbao Vizcaya Argentaria SA	765	19,419
Banco Santander SA	39,317	502,002
Bankinter SA	2,536	43,347
CaixaBank SA	20,278	267,673
TOTAL FINANCIALS		832,441
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Clinica Baviera SA	104	6,608
Industrials - 0.0%
Machinery - 0.0%
Fluidra SA	255	7,412
Utilities - 0.7%
Electric Utilities - 0.7%
Acciona SA	56	12,041
Endesa SA	197	7,260
Iberdrola SA	8,572	192,722
TOTAL UTILITIES		212,023
TOTAL SPAIN		1,177,450
SWEDEN - 3.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telia Co AB	12,169	55,397
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Autoliv Inc	69	8,366
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	334	3,922
Evolution AB (b)	228	14,810
		18,732
TOTAL CONSUMER DISCRETIONARY		27,098
Financials - 0.1%
Capital Markets - 0.1%
EQT AB	1,062	40,298
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	239	3,662
Industrials - 2.5%
Aerospace & Defense - 0.1%
INVISIO AB	1,014	29,654
Building Products - 0.6%
Assa Abloy AB B Shares	4,682	189,312
Nibe Industrier AB B Shares	3,111	11,910
		201,222
Machinery - 1.4%
Atlas Copco AB A Shares	8,048	165,968
Epiroc AB A Shares	4,384	122,898
Epiroc AB B Shares	779	19,432
Indutrade AB	1,112	26,091
Sandvik AB	1,710	67,522
		401,911
Trading Companies & Distributors - 0.4%
AddTech AB B Shares	3,258	106,363
Bergman & Beving AB B Shares	720	22,390
		128,753
TOTAL INDUSTRIALS		761,540
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Lagercrantz Group AB B Shares	3,167	69,544
Materials - 0.6%
Metals & Mining - 0.4%
Boliden AB (a)	1,846	129,858
Paper & Forest Products - 0.2%
Svenska Cellulosa AB SCA B Shares	4,724	59,159
TOTAL MATERIALS		189,017
TOTAL SWEDEN		1,146,556
SWITZERLAND - 4.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Avolta AG	97	5,935
Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA Series A	53	10,288
TOTAL CONSUMER DISCRETIONARY		16,223
Financials - 1.7%
Banks - 0.1%
Banque Cantonale Vaudoise	118	15,966
Capital Markets - 0.2%
Julius Baer Group Ltd	613	51,242
Partners Group Holding AG	17	23,090
		74,332
Insurance - 1.4%
Swiss Life Holding AG	118	129,196
Zurich Insurance Group AG	457	325,120
		454,316
TOTAL FINANCIALS		544,614
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	131	35,853
Life Sciences Tools & Services - 0.2%
Lonza Group AG	90	61,151
Pharmaceuticals - 0.1%
Galderma Group AG	152	28,332
TOTAL HEALTH CARE		125,336
Industrials - 1.5%
Building Products - 0.1%
Belimo Holding AG	29	31,699
Geberit AG	9	6,864
		38,563
Electrical Equipment - 1.1%
ABB Ltd	3,668	315,808
Machinery - 0.2%
Schindler Holding AG participation certificate	81	31,245
VAT Group AG (b)(c)	57	36,956
		68,201
Professional Services - 0.1%
SGS SA	297	35,653
TOTAL INDUSTRIALS		458,225
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	428	36,895
Materials - 0.1%
Chemicals - 0.1%
Givaudan SA	6	23,191
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Swiss Prime Site AG	555	94,265
TOTAL SWITZERLAND		1,298,749
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd	9,446	520,753
UNITED KINGDOM - 12.3%
Communication Services - 0.4%
Interactive Media & Services - 0.1%
Autotrader Group PLC (b)(c)	2,477	18,259
Media - 0.3%
Informa PLC	7,593	91,431
TOTAL COMMUNICATION SERVICES		109,690
Consumer Discretionary - 2.4%
Distributors - 0.0%
Inchcape PLC	1,091	12,189
Hotels, Restaurants & Leisure - 1.9%
Compass Group PLC	8,421	252,508
Entain PLC	3,635	30,092
InterContinental Hotels Group PLC	784	105,683
InterContinental Hotels Group PLC ADR	1,470	201,744
On the Beach Group PLC (b)(c)	2,352	7,048
		597,075
Household Durables - 0.2%
Barratt Redrow PLC	11,373	60,558
Leisure Products - 0.2%
Games Workshop Group PLC	288	67,191
Specialty Retail - 0.1%
JD Sports Fashion PLC	2,160	2,417
Kingfisher PLC	5,377	24,779
		27,196
TOTAL CONSUMER DISCRETIONARY		764,209
Consumer Staples - 0.5%
Beverages - 0.2%
Diageo PLC	2,188	50,347
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	8,846	38,783
Tesco PLC	6,321	36,780
		75,563
Food Products - 0.0%
Premier Foods PLC	1,215	3,139
Personal Care Products - 0.1%
Unilever PLC	285	19,388
TOTAL CONSUMER STAPLES		148,437
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	495	12,624
Financials - 3.8%
Banks - 2.5%
Barclays PLC	7,089	47,312
HSBC Holdings PLC	10,424	183,889
Lloyds Banking Group PLC	142,071	212,142
NatWest Group PLC	22,230	202,622
Standard Chartered PLC	5,000	127,932
		773,897
Capital Markets - 0.7%
3i Group PLC	2,096	96,288
London Stock Exchange Group PLC	601	66,794
Schroders PLC	510	3,151
St James's Place PLC	1,907	39,664
		205,897
Insurance - 0.6%
Admiral Group PLC	499	18,777
Aviva PLC	6,858	59,664
Beazley PLC	2,813	43,611
Legal & General Group PLC	13,289	48,206
Phoenix Group Holdings PLC	2,825	28,586
		198,844
TOTAL FINANCIALS		1,178,638
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC	163	30,369
Industrials - 4.2%
Aerospace & Defense - 2.0%
Avon Technologies PLC	1,997	47,930
BAE Systems PLC	19,778	536,913
Melrose Industries PLC	795	6,810
		591,653
Industrial Conglomerates - 0.6%
DCC PLC	912	57,854
Smiths Group PLC	3,849	132,196
		190,050
Machinery - 0.2%
Bodycote PLC	2,479	25,288
IMI PLC	700	26,456
Rotork PLC	3,887	18,807
		70,551
Marine Transportation - 0.0%
Clarkson PLC	206	11,811
Professional Services - 0.8%
Intertek Group PLC	506	30,908
RELX PLC	6,521	231,183
		262,091
Trading Companies & Distributors - 0.6%
Ashtead Group PLC	237	15,200
Diploma PLC	1,412	102,788
Howden Joinery Group PLC	6,385	73,128
RS GROUP PLC	565	5,180
		196,296
TOTAL INDUSTRIALS		1,322,452
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	1,523	73,857
Software - 0.1%
Sage Group PLC/The	2,521	33,026
TOTAL INFORMATION TECHNOLOGY		106,883
Materials - 0.0%
Metals & Mining - 0.0%
Hill & Smith PLC	551	16,813
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	1,017	9,052
Industrial REITs - 0.1%
Segro PLC	1,882	19,536
TOTAL REAL ESTATE		28,588
Utilities - 0.5%
Electric Utilities - 0.3%
SSE PLC	2,987	99,281
Multi-Utilities - 0.2%
National Grid PLC	2,941	49,966
TOTAL UTILITIES		149,247
TOTAL UNITED KINGDOM		3,867,950
UNITED STATES - 9.7%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares	433	32,680
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.1%
PriceSmart Inc	168	23,891
Food Products - 0.2%
Nestle SA	756	72,143
TOTAL CONSUMER STAPLES		96,034
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
BP PLC	9,240	58,587
Shell PLC	648	24,909
Shell PLC ADR	1,507	116,084
Sunococorp LLC	977	52,387
TOTAL ENERGY		251,967
Financials - 0.8%
Capital Markets - 0.2%
Moody's Corp	150	77,334
Financial Services - 0.4%
Mastercard Inc Class A	65	35,021
Visa Inc Class A	245	78,849
		113,870
Insurance - 0.2%
Aegon Ltd	2,616	20,547
Swiss Re AG	193	30,821
		51,368
TOTAL FINANCIALS		242,572
Health Care - 1.8%
Health Care Equipment & Supplies - 0.3%
Alcon AG	1,016	82,037
Life Sciences Tools & Services - 0.1%
QIAGEN NV (Germany)	851	45,009
Pharmaceuticals - 1.4%
GSK PLC	4,437	114,748
Novartis AG	920	136,500
Roche Holding AG	130	59,867
Roche Holding AG non-voting shares	302	137,332
		448,447
TOTAL HEALTH CARE		575,493
Industrials - 2.8%
Commercial Services & Supplies - 0.3%
GFL Environmental Inc Subordinate Voting Shares	1,427	61,297
Waste Connections Inc	267	44,668
		105,965
Electrical Equipment - 2.2%
GE Vernova Inc	198	143,821
Schneider Electric SE	1,834	525,812
		669,633
Professional Services - 0.2%
Experian PLC	1,711	64,804
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc (United Kingdom)	85	21,447
TOTAL INDUSTRIALS		861,849
Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (a)	53	22,834
Monday.com Ltd (a)	149	17,098
TOTAL INFORMATION TECHNOLOGY		39,932
Materials - 3.0%
Chemicals - 1.2%
Linde PLC	624	285,149
Sherwin-Williams Co/The	294	104,264
		389,413
Construction Materials - 1.8%
CRH PLC	4,535	555,130
TOTAL MATERIALS		944,543
TOTAL UNITED STATES		3,045,070
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (a)	1,650	46,641
TOTAL COMMON STOCKS (Cost $24,267,473)		30,635,309

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Bayerische Motoren Werke AG non-voting shares (Cost $12,731)	138	14,296

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $751,801)	3.70	751,650	751,801

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $25,032,005)	31,401,406
NET OTHER ASSETS (LIABILITIES) - (0.2)% (d)	(67,946)
NET ASSETS - 100.0%	31,333,460

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2	3/2026	303,680	7,174

The notional amount of long futures as a percentage of Net Assets is 1.0%.

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,233 or 0.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $88,283 or 0.3% of net assets.

(d)	Includes $35,989 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,089,069	2,829,291	3,166,546	6,165	(13)	-	751,801	751,650	0.0%
Total	1,089,069	2,829,291	3,166,546	6,165	(13)	-	751,801

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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